Earnings Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Net (loss) / income, net of taxes	$ 96,030,327	$ (17,008,587)
Less: Net (income) / loss attributable to non-controlling interest in subsidiaries	(30,550,611)	3,191,062
Net (loss) / income attributable to Castor Maritime Inc.	65,479,716	(13,817,525)
Less: Dividend on Series D Preferred Shares	(2,500,000)	(2,513,889)
Less: Deemed dividend on Series D Preferred Shares	(1,620,049)	(1,451,187)
Net income / (loss) attributable to common shareholders of Castor Maritime Inc.	61,359,667	(17,782,601)
Dividend on Series D Preferred Shares	2,500,000	2,513,889
Deemed dividend on Series D Preferred Shares	1,620,049	1,451,187
Effect of subsidiary share based expense on diluted EPS	(303,605)	0
Net income / (loss) attributable to common shareholders, diluted	$ 65,176,111	$ (13,817,525)
Weighted average number of common shares outstanding, basic (in shares)	9,662,354	9,662,354
Effect of dilutive shares (in shares)	48,512,730	0
Weighted average number of common shares outstanding, diluted (in shares)	58,175,084	9,662,354
Earnings / (loss) per common share, basic (in dollars per share)	$ 6.35	$ (1.84)
Earnings / (loss) per common share, diluted (in dollars per share)	$ 1.12	$ (1.84)
Series D Preferred Shares [Member]
Earnings Per Share [Abstract]
Less: Deemed dividend on Series D Preferred Shares	$ (1,620,049)	$ (1,451,187)
Deemed dividend on Series D Preferred Shares	$ 1,620,049	$ 1,451,187